Short-Term Debt And Liquidity (Narrative) (Details) (USD $)									12 Months Ended		12 Months Ended
	Nov. 14, 2012 Illinois Credit Agreement 2012 [Member]	Dec. 31, 2012 Illinois Credit Agreement 2012 [Member] Maximum [Member]	Dec. 31, 2012 Illinois Credit Agreement 2012 [Member] Ameren Illinois Company [Member]	Nov. 14, 2012 Missouri Credit Agreement 2012 [Member]	Dec. 31, 2012 Missouri Credit Agreement 2012 [Member] Maximum [Member]	Dec. 31, 2012 Missouri Credit Agreement 2012 [Member] Union Electric Company [Member]	Dec. 31, 2012 Credit Agreements 2012 [Member]	Dec. 31, 2012 Unilateral Borrowing Agreement [Member] Ameren Illinois Company [Member]	Dec. 31, 2012 Multiyear Credit Facility [Member] lender	Dec. 31, 2012 Multiyear Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Commercial Paper [Member]	Dec. 31, 2011 Commercial Paper [Member]	Dec. 31, 2012 Utilities [Member]	Dec. 31, 2012 Non State Regulated Subsidiaries [Member]	Dec. 31, 2011 Non State Regulated Subsidiaries [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,100,000,000.0	$ 1,300,000,000.0	$ 800,000,000	$ 1,000,000,000	$ 1,200,000,000.0	$ 800,000,000	$ 2,090,000,000.00	$ 500,000,000	$ 2,100,000,000.0
Number of lenders									24
Line of credit facility, maximum borrowing capacity, per lender									125,000,000
Commercial paper outstanding												148,000,000
Average daily commercial paper borrowings outstanding											49,000,000	311,000,000
Weighted average interest rate											0.92%	0.87%
Peak short-term borrowings											229,000,000	435,000,000
Peak short-term borrowings interest rate											1.25%	1.46%
Debt-to-capital ratio									0.51	0.65
Minimum ratio of consolidated funds from operations plus interest expense to consolidated interest expense as of balance sheet date									2.0 to 1.0
Current ratio of consolidated funds from operations plus interest expense to consolidated interest expense as of balance sheet date									5.0 to 1.0
Covenant terms, default provisions, maximum indebtedness							$ 50,000,000
Short Term Debt, Weighted Average Interest Rate During Period													0.13%	0.61%	0.77%
Letters of credit portion of aggregate commitment									25.00%